Employee Benefits - Bonus Plan Expenses (Detail) (Board of Management, Former Board of Management and Senior Management [Member], EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Board of Management, Former Board of Management and Senior Management [Member]
Bonus Expenses [Line Items]
Bonus expenses	€ 48,957	€ 32,698	€ 16,474